LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated June 21, 2021

to the Prospectus Dated May 1, 2021

This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

This supplement will alter the prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

The following new investment options will be added to page 2 or 3, under Separate Account Investment Options effective August 2, 2021.

Investment Options Added

• Invesco V.I. Equally-Weighted S&P 500 Fund

• Franklin DynaTech VIP Fund - Class 2

The following new investment options will be added, under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS, effective August 2, 2021.

Portfolio	Investment Objective	Investment Adviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Equally-Weighted S&P 500 Fund	Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco Advisers, Inc.; Invesco Capital Management LLC serves as sub-adviser

Franklin Templeton Variable Insurance Products Trust

Franklin DynaTech VIP Fund - Class 2	Seeks capital appreciation.	Franklin Advisers, Inc.

The following investment options, under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS, will undergo a name change effective July 1, 2021.

Old Name	New Name
Ivy VIP Asset Strategy[5]	Delaware Ivy VIP Asset Strategy[5]
Ivy VIP Balanced[6]	Delaware Ivy VIP Balanced[6]
Ivy VIP Energy[10]	Delaware Ivy VIP Energy[10]
Ivy VIP Global Bond[10]	Delaware Ivy VIP Global Bond[10]
Ivy VIP Global Equity Income[5]	Delaware Ivy VIP Global Equity Income[5]
Ivy VIP Global Growth[5]	Delaware Ivy VIP Global Growth[5]
Ivy VIP Growth[10]	Delaware Ivy VIP Growth[10]
Ivy VIP High Income[10]	Delaware Ivy VIP High Income[10]
Ivy VIP International Core Equity[10]	Delaware Ivy VIP International Core Equity[10]
Ivy VIP Mid Cap Growth[10]	Delaware Ivy VIP Mid Cap Growth[10]
Ivy VIP Natural Resources[10]	Delaware Ivy VIP Natural Resources[10]
Ivy VIP Science and Technology[10]	Delaware Ivy VIP Science and Technology[10]
Ivy VIP Small Cap Core[10]	Delaware Ivy VIP Small Cap Core[10]
Ivy VIP Small Cap Growth[10]	Delaware Ivy VIP Small Cap Growth[10]

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[5]

This Investment Option was closed to new investors as of August 1, 2017. If you had money invested in this Investment Option as of the close of business on July 31, 2017, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

[6]

This Investment Option was closed to new investors as of April 30, 2018. If you had money invested in this Investment Option as of the close of business on April 30, 2018, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

[10]

This Investment Option was closed to new investors as of May 1, 2021. If you had money invested in this Investment Option as of the close of business on May 1, 2021, you may continue to make additional investments into the portfolio. However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

A corresponding change is hereby made throughout the prospectus and Statement of Additional Information (SAI).

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this supplement for future reference.

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